EXHIBIT 99.1

World Omni Auto Receivables Trust 2006-A

Monthly Servicer Certificate

December 31, 2006

Dates Covered
Collections Period	12/01/06 -12/31/06
Interest Accrual Period	12/15/06 - 1/15/07
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 11/30/06	679,308,475.17	45,988
Principal Payments	22,656,022.32	797
Defaulted Receivables	1,534,906.27	77
Repurchased Accounts	0.00	0

Pool Balance at 12/31/06	655,117,546.58	45,114

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471

Delinquent Receivables:
Past Due 31-60 days	9,797,080.36	694
Past Due 61-90 days	2,184,573.69	150
Past Due 91 + days	787,680.26	46

Total	12,769,334.31	890

Total 31+ Delinquent as % Ending Pool Balance	1.95%

Recoveries	767,911.74

Aggregate Net Losses - December 2006	766,994.53

Overcollateralization Target Amount	13,102,350.93
Actual Overcollateralization	13,102,350.93

Weighted Average APR	8.63%
Weighted Average Remaining Term	51.17

Flow of Funds	$ Amount
Collections	27,965,387.74
Advances	7,480.28
Investment Earnings on Cash Accounts	133,946.31
Excess Maximum Negative Carry Amount	—
Servicing Fee	(566,090.40)

Available Funds	27,540,723.93

Uses of Cash
(1) Class A Interest	2,613,866.28
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.97
(4) Second Priority Principal Distributable Amount	10,604,759.09
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	13,102,350.93
(7) Distribution to Certificateholders	1,041,201.66

Total Uses of Cash	27,540,723.93

Servicing Fee	566,090.40
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	41,362,000.00

Total Class A & B
Note Balance @ 12/15/06	665,722,305.67
Principal Paid	23,707,110.02
Note Balance @ 1/16/07	642,015,195.65

Class A-1
Note Balance @ 12/15/06	0.00
Principal Paid	0.00
Note Balance @ 1/16/07	0.00
Note Factor @ 1/16/07	0.0000000%

Class A-2
Note Balance @ 12/15/06	136,360,305.67
Principal Paid	23,707,110.02
Note Balance @ 1/16/07	112,653,195.65
Note Factor @ 1/16/07	52.1542572%

Class A-3
Note Balance @ 12/15/06	331,000,000.00
Principal Paid	—
Note Balance @ 1/16/07	331,000,000.00
Note Factor @ 1/16/07	100.0000000%

Class A-4
Note Balance @ 12/15/06	157,000,000.00
Principal Paid	—
Note Balance @ 1/16/07	157,000,000.00
Note Factor @ 1/16/07	100.0000000%

Class B
Note Balance @ 12/15/06	41,362,000.00
Principal Paid	—
Note Balance @ 1/16/07	41,362,000.00
Note Factor @ 1/16/07	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,792,412.25
Interest Carryover Shortfall	0.00
Total Principal Paid	23,707,110.02

Total Paid	26,499,522.27

Class A-1
Coupon	4.85490%
Interest Paid	0.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	5.05000%
Interest Paid	573,849.61
Interest Carryover Shortfall	0.00
Principal Paid	23,707,110.02

Total Paid to A-2 Holders	24,280,959.63

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.97
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.97

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9663533
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1838400

Total Distribution Amount	28.1501933

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.6567112
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	109.7551390

Total A-2 Distribution Amount	112.4118502

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166667

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	447.32
Noteholders’ Principal Distributable Amount	552.68

Account Balances	$ Amount
Advances
Balance as of 11/30/06	169,012.56
Balance as of 12/31/06	176,492.84
Change	7,480.28

Reserve Fund
Balance as of 11/30/06	2,387,455.69
Investment Earnings	10,647.15
Prior Month’s Investment Earnings paid	(10,278.92)
Deposit	0.00
Balance as of 12/31/06	2,387,823.92
Change	368.23

Reserve Fund Requirement	2,377,176.77